Supplementary Information to the Statements of Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Supplementary Information to the Statements of Comprehensive Income [Abstract]
Schedule of research and development expenses, net of participations
				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2015	2016	2017	2017
	N I S			U.S. dollars

Salaries and related expenses	3,796	3,808	3,695	$1,066
Share-based payment	588	903	388	112
Patent registration fees	617	358	322	92
Rentals and maintenance of laboratory	607	610	610	153
Materials and subcontractors	4,633	3,145	3,797	1,118
Revaluation of the liability with respect to the IIA grants	-	-	10,300	2,971
Depreciation	495	573	311	90

	10,736	9,397	19,423	5,602

Participation by IIA and UNISEC	(2,830)	(1,603)	(646)	(186)

	7,906	7,794	18,777	$5,416

Schedule of marketing, general and administrative expenses
				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2015	2016	2017	2017
	N I S			U.S. dollars

Salaries and related expenses	519	587	622	$179
Share-based payment	157	358	131	38
Professional services	1,952	2,595	3,338	963
Rentals, office expenses and maintenance	212	201	203	59
Depreciation	133	48	130	37
Other	424	317	455	131

	3,397	4,106	4,879	$1,407

Schedule of financial income and expense
				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2015	2016	2017	2017
	N I S			U.S. dollars

Financial income:
Interest income on deposits	11	55	18	$5
Exchange differences, net	553	-	-	-
Revaluation of warrants	554	2,951	-
Revaluation of marketable securities	10	13	-

	1,128	3,019	18	5
Financial expenses:
Exchange differences, net	-	276	2,871	828
Revaluation of warrants			7,969	2,299
Bank commissions and other financial expenses	24	27	73	21

	24	303	10,913	$3,148